S000011497 [Member] Performance Management - CAUSEWAY INTERNATIONAL VALUE FUND	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five and ten years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five and ten years, and since inception, compare with those of a broad measure of market performance.
Bar Chart [Heading]	Institutional Class:
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the best quarter was 27.32% (12/31/2020) and the worst quarter was ‑32.01% (3/31/2020).
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative
After‑tax returns are shown for the Institutional Class only; after‑tax returns for the Investor Class will differ. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns will depend on your tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Average Annual Return, Caption [Optional Text]	For the periods ended December 31, 2025:
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are shown for the Institutional Class only; after‑tax returns for the Investor Class will differ.
Performance Availability Website Address [Text]	www.causewayfunds.com
CAUSEWAY INTERNATIONAL VALUE FUND - INSTITUTIONAL CLASS
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best quarter
Highest Quarterly Return	27.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarter
Lowest Quarterly Return	(32.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020